January 29, 2014

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Mutual Funds (the “Registrant”)

File Nos. 333-40455 and 811-08495

To Whom It May Concern:

This correspondence letter is filed pursuant to the representation made by the Registrant to Ms. Christina DiAngelo, Securities and Exchange Commission (“SEC”) Staff, on March 21, 2011. Such representation made by the Registrant provides that in the event of the filing of an amended N-CSR, the Registrant shall file a cover letter outlining the reasons for the amendment. As such, please note that Registrant is filing the amended N-CSR in order to reflect a change in the information shown in the Performance of a $10,000 Investment which were caused by printer errors associated with the following funds: Nationwide Alternatives Allocation Fund, Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund.

If you have any questions, please contact me by telephone at the number listed below.

Respectfully submitted,

/s/ Joseph A. Finelli
Joseph A. Finelli Principal Financial Officer Nationwide Mutual Funds 1000 Continental Drive, Suite 400 King of Prussia, PA 19406 610-230-2849

CC:	Eric E. Miller, Secretary

Brian Hirsch, Chief Compliance Officer